Share-based payments	6 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
Note 20. Share-based payments
The Group has entered into a number of share-based compensation arrangements. Details of these arrangements, which are considered as options for accounting purposes, are described in Group’s Consolidated Financial Statements for the year ended 30 June 2024.
•Employee Share Plan
•2021 Executive Director Liquidity and Price Target Options
•Employee Option Plan
•Non-Executive Director Option Plan
•$75 Exercise Price Options
•2022 Long-Term Incentive Plan Restricted Stock Units ("2022 LTIP")
•2023 Long-Term Incentive Plan Restricted Stock Units ("2023 LTIP") (see below for the grants made under the 2023 LTIP during the six months ending 31 December 2024)
During the six months ended 31 December 2024, the following grants were made under the 2023 LTIP:
•676,208 restricted stock units ("RSUs") to certain employees and key management personnel (“KMP”) of the Group were issued RSUs of which:
- 175,666 RSUs are subject to time-based vesting conditions and will vest after one year;
- 175,666 RSUs are subject to time-based vesting conditions and will vest after two years
- 324,876 RSUs are subject to performance-based vesting conditions and will vest after three years based on total shareholder return measured against the Nasdaq Small Cap Index (NQUSS) (and continued service over the vesting period).
•53,811 RSUs to certain Non-Executive Directors. These RSUs will vest after one year.
•1,338,391 RSUs granted to each Co-Founder and Co-CEO (or their nominated entity) will vest as follows (subject to the relevant criteria disclosed which is tested at the end of each respective vesting period):
◦118,099 will vest following one year of continued service;
◦118,099 will vest following two years of continued service;
◦118,099 will vest following three years of continued service; and
◦984,094 will vest subject to the achievement of share price milestones across 7 tranches, with the vesting of each tranche based on the relevant ordinary share price across any 30 trading day average prior to 2027 being equal to or exceeding:
▪$20 share price for 116,857 RSUs (190% premium to 90-day average closing price of $6.91 on June 28, 2024)
▪$25 share price for 124,359 RSUs (262% premium to 90-day average closing price of $6.91 on June 28, 2024)
▪$30 share price for 131,970 RSUs (334% premium to 90-day average closing price of $6.91 on June 28, 2024)
▪$35 share price for 140,228 RSUs (407% premium to 90-day average closing price of $6.91 on June 28, 2024)
▪$40 share price for 147,466 RSUs (479% premium to 90-day average closing price of $6.91 on June 28, 2024)
▪$45 share price for 156,129 RSUs (551% premium to 90-day average closing price of $6.91 on June 28, 2024)
▪$50 share price for 167,085 RSUs (624% premium to 90-day average closing price of $6.91 on June 28, 2024).
Reconciliation of outstanding share options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	31 Dec 2024	31 Dec 2024	30 Jun 2024	30 Jun 2024

Outstanding as at 1 July	8,484,011	$43.97	8,906,839	$41.93
Granted during the period	-	$-	34,454	$13.47
Forfeited during the period	(13,299)	$1.53	-	$-
Exercised during the period	(582,158)	$1.53	(457,282)	$1.89

Outstanding at the end of the period	7,888,554	$46.98	8,484,011	$43.97

Exercisable at the end of the period	2,854,914	$3.61	3,332,076	$3.01
As at 31 December 2024, the weighted average remaining contractual life of options outstanding is 6.31 years (30 June 2024: 6.56 years). As at 31 December 2024 the exercise prices associated with the options outstanding ranges from $1.53 to $75.00 (30 June 2024: $1.53 to $75.00).
Reconciliation of outstanding RSUs
Set out below are summaries of RSUs granted under all plans:

	Number of RSUs	Number of RSUs
	31 Dec 2024	30 Jun 2024

Outstanding as at 1 July	6,612,647	3,623,867
Granted during the period	3,406,801	3,314,794
Forfeited during the period	(20,371)	(221,455)
Exercised during the period	(1,147,672)	(104,559)

Outstanding as at end of period	8,851,405	6,612,647

Exercisable as at end of period	226,445	-
As at 31 December 2024, the weighted average remaining contractual life of RSUs outstanding is 2.51 years (30 June 2024: 2.76 years). All RSUs have a nil weighted average exercise price.
As at 31 December 2024, there are 226,445 of RSUs (30 June 2024: nil) that are vested but remain unexercised. Recipients have the right to exercise their vested RSUs at any time, subject to notice provisions and holding system processing times.
The Company recorded a total of $16,159,000 and $7,975,000 respectively as share based payment expense during the six and three months ended 31 December 2024 ($11,805,000 and $5,966,000 respectively for the six and three months ended 31 December 2023).